Note 26 - Commitments and Contingencies (Details Textual) - Loss Sharing Obligations [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Unpaid Principal Balance of Funded and Sold Loans Subject to Loss Sharing Obligations	$ 4,000,000
Other Liabilities [Member]
Loss Contingency Accrual, Ending Balance	$ 15,194